Expense Example	Oct. 31, 2025 USD ($)
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	108
Expense Example, with Redemption, 10 Years	250
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	126
Expense Example, with Redemption, 10 Years	290
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Institutional Plus Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	66
Expense Example, with Redemption, 5 Years	119
Expense Example, with Redemption, 10 Years	275
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	129
Expense Example, with Redemption, 10 Years	292
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Plus Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	129
Expense Example, with Redemption, 10 Years	292
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Institutional Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	85
Expense Example, with Redemption, 5 Years	150
Expense Example, with Redemption, 10 Years	341
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Institutional Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	136
Expense Example, with Redemption, 10 Years	313
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Institutional Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	353
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Institutional Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	330
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	330
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	178
Expense Example, with Redemption, 10 Years	404
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	164
Expense Example, with Redemption, 10 Years	376
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	415
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	392
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	392
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	466
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	438
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	477
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	455
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	455
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Advisory Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	261
Expense Example, with Redemption, 10 Years	590
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Advisory Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	562
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Advisory Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	601
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Advisory Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	578
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Advisory Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	578
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Participant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	893
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Participant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	866
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Participant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	880
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Participant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	882
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Participant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	882
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Cash Management Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	466
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Cash Management Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	438
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Cash Management Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	477
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Cash Management Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	455
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Cash Management Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	455
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,220
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,235
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,235
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | CastleOak Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | CastleOak Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	108
Expense Example, with Redemption, 10 Years	250
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Impact Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Impact Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	108
Expense Example, with Redemption, 10 Years	250
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Impact Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Impact Partner Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Impact Partner Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	108
Expense Example, with Redemption, 10 Years	250
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Impact Partner Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	108
Expense Example, with Redemption, 10 Years	250
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	$ 267